Revenue and Segment Information (Details) - segments	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenue and Segment Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker		chief operating decision maker
Segment description	The Company’s CODM assesses performance and allocates resources based on two reporting segments: primarily-processed teas and refined teas.		The Company’s CODM assesses performance and allocates resources based on two reporting segments: primarily-processed teas and refined teas.
Number of reporting segments	2		2
Customer Concentration Risk [Member] | Third-Party Customer [Member] | Revenue Benchmark [Member]
Revenue and Segment Information [Line Items]
Concentration total revenue percentage	11.00%	10.00%